Ordinary Share - Additional Information (Details) - USD ($)				1 Months Ended				12 Months Ended
	Sep. 30, 2018	Aug. 31, 2018	Aug. 02, 2018	Nov. 30, 2020	May 31, 2020	Nov. 30, 2019	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 23, 2020	Apr. 30, 2018
Class Of Stock [Line Items]
Ordinary shares, authorized amount										$ 50,000
Cash consideration							$ 18,737,426
Consideration received on subscription fee for reorganization purpose									$ 9,261,300	6,000,376
Consideration outstanding on subscription fee for reorganization purpose										$ 9,261,300
American Depositary Shares ("ADS") | Initial Public Offering
Class Of Stock [Line Items]
Shares issued in IPO						4,675,000
Net proceeds from IPO						$ 35,000,000
American Depositary Shares ("ADS") | Underwriters' Over Allotment Option
Class Of Stock [Line Items]
Shares issued in IPO						300,000
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Class Of Stock [Line Items]
Equity method investment, ownership percentage							2.50%					8.36%
Founders
Class Of Stock [Line Items]
Number of ordinary shares hold to trust	2,846,600
Founders | Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Class Of Stock [Line Items]
Equity method investment, ownership percentage			8.36%
Founders | Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Class Of Stock [Line Items]
Cash consideration			$ 15,261,676
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized								4,924,849,600	4,880,496,457	4,880,496,457
Common stock, par value								$ 0.00001	$ 0.00001	$ 0.00001
Shares issued upon conversion of preferred shares						20,336,100		3,794,784	29,336,099	9,519,000
Shares issued in IPO						18,700,000			18,700,000
Convertible preferred shares				3,794,784	3,794,784			3,794,784
Preferred shares, conversion basis						one-for-one basis
Preferred shares conversion ratio						100.00%
Ordinary share voting rights								Each holder of outstanding Class A Ordinary Shares shall be entitled to cast the number of votes equal to the number of whole Class A Ordinary Shares held by such holder and each holder of outstanding Class B Ordinary Shares shall be entitled to cast the number of votes equal to ten times the number of whole Class B Ordinary Shares held by such holder
Conversion of preferred shares to Class A ordinary shares, shares				3,794,784	3,794,784			3,794,784
Ordinary shares, conversion basis								one-for-one basis
Additional ordinary stock shares issued											2,000,000
Common stock, shares issued								69,361,883	63,567,099
Ordinary stock shares vested								1,590,650
Class A Ordinary Shares | 2018 Plan
Class Of Stock [Line Items]
Common stock, shares issued								2,000,000
Class A Ordinary Shares | Average Basis
Class Of Stock [Line Items]
Shares issued upon conversion of preferred shares						8,999,999
Preferred shares, conversion basis						1-for-1.13
Preferred shares conversion ratio						113.00%
Class A Ordinary Shares | American Depositary Shares ("ADS")
Class Of Stock [Line Items]
Number of ordinary shares representing for each American Depositary shares						4
Class A Ordinary Shares | Founders | Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Class Of Stock [Line Items]
Shares issued upon conversion of preferred shares			9,519,000
Class A Ordinary Shares | Founders | Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues			9,519,000
Class A Ordinary Shares | Founders | Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”) | Third Party Investors
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues			8,880,894
Class A-1 Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, authorized										9,519,000
Authorized share capital, par value										$ 0.00001
Class A-2 Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, authorized										13,663,700
Authorized share capital, par value										$ 0.00001
Class B Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized								71,355,616	75,150,400	75,150,400
Common stock, par value								$ 0.00001	$ 0.00001	$ 0.00001
Shares issued upon conversion of preferred shares								(3,794,784)
Common stock, shares issued								71,355,616	75,150,400
Class B Ordinary Shares | Founders | Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues			75,150,400
Series A Preferred Shares
Class Of Stock [Line Items]
Ordinary shares, authorized										21,170,443
Authorized share capital, par value										$ 0.00001
Class A1 Preferred Shares
Class Of Stock [Line Items]
Convertible preferred shares						9,519,000
Conversion of preferred shares to Class A ordinary shares, shares						9,519,000
Class A2 Preferred Shares
Class Of Stock [Line Items]
Convertible preferred shares						10,817,100
Conversion of preferred shares to Class A ordinary shares, shares						10,817,100
Series A Preferred Shares
Class Of Stock [Line Items]
Temporary equity stock issued during period shares new issues	7,938,915	7,938,915
Shares issued upon conversion of preferred shares										7,938,915
Convertible preferred shares						7,938,915			(7,938,915)
Conversion of preferred shares to Class A ordinary shares, shares						7,938,915			(7,938,915)